SCHEDULE OF RESTATED BALANCE SHEET (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Convertible note payable - related party, net of discount	$ 1,100,000		$ 1,100,000
Total current liabilities	4,988,347		4,615,976
Total liabilities	5,153,067		4,798,625
Additional paid in capital	17,400,169		17,384,873
Accumulated deficit	(13,300,442)		(12,606,368)
Total stockholders equity	7,006,118	$ 2,351,926	7,684,521	5,883,754	$ 8,981,643
Total liabilities and stockholders equity	12,159,185		12,483,146	11,733,010
Interest Expense	33,054		11,000
Net loss	$ (694,074)	$ (3,531,828)	(7,056,911)	(4,295,446)
Previously Reported [Member]
Convertible note payable - related party, net of discount			36,565
Total current liabilities			3,552,541	5,598,042
Total liabilities			3,735,190	5,849,256
Additional paid in capital			18,484,873	9,844,510
Accumulated deficit			(12,642,933)	(5,549,457)
Total stockholders equity			8,747,956	5,883,754
Total liabilities and stockholders equity			12,483,146
Interest Expense			47,565
Net loss			(7,093,476)	$ (4,295,446)
Revision of Prior Period, Accounting Standards Update, Adjustment [Member]
Convertible note payable - related party, net of discount			1,063,435
Total current liabilities			1,063,435
Total liabilities			1,063,435
Additional paid in capital			(1,100,000)
Accumulated deficit			36,565
Total stockholders equity			(1,063,435)
Total liabilities and stockholders equity			0
Interest Expense			36,565
Net loss			$ 36,565